Schedule of Unaudited Weighted Average Lease Term and Discount Rate (Details) - HCYC Group Company Limited [Member]	Sep. 30, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	1 year 9 months 18 days	2 years 3 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	5.00%	5.00%